REAL ESTATE HELD FOR INVESTMENT - Operating Leases, Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease Rental Expenses [Line Items]
Deferred rent recognized	$ 1.0	$ 1.3	$ 4.1	$ 4.7	$ 2.4
Deferred rent receivables	14.9		13.6	8.4
Incentive to lessee	3.3		3.1	1.3
Adjustments to rental income	$ 0.2	$ 0.1
Apartment Building
Lease Rental Expenses [Line Items]
Operating lease, term	1 year
Other Liabilities
Lease Rental Expenses [Line Items]
Security deposit liability	$ 4.3		$ 4.3	$ 3.7
Maximum
Lease Rental Expenses [Line Items]
Operating lease, term	12 years		12 years 2 months 12 days
Weighted Average [Member]
Lease Rental Expenses [Line Items]
Operating lease, term	4 years 4 months 28 days		4 years 3 months 18 days